Washington Mutual Investors FundSM
Investment portfolio
January 31, 2021
unaudited
Common stocks 97.55% Energy 4.05%	Shares	Value (000)
Baker Hughes Co., Class A	36,403,189	$731,340
Cabot Oil & Gas Corp.	15,356,000	281,476
Chevron Corp.	12,042,446	1,026,016
ConocoPhillips	11,846,940	474,233
Enbridge Inc.[1]	32,966,049	1,107,659
EOG Resources, Inc.	10,132,464	516,350
Exxon Mobil Corp.	3,482,007	156,133
Pioneer Natural Resources Company	6,800,000	822,120
TC Energy Corp.	3,865,822	165,960
Valero Energy Corp.	3,190,000	180,012
		5,461,299
Materials 4.59%
Air Products and Chemicals, Inc.	1,998,811	533,203
Corteva, Inc.	2,990,187	119,189
Dow Inc.	33,429,909	1,735,012
Huntsman Corp.	6,993,685	184,773
Linde PLC	1,684,166	413,294
LyondellBasell Industries NV	13,849,452	1,187,729
Nucor Corp.	13,849,950	674,908
Packaging Corp. of America	1,520,471	204,443
PPG Industries, Inc.	1,117,522	150,541
Rio Tinto PLC (ADR)[1]	3,993,381	305,174
Sherwin-Williams Company	119,958	82,987
Vulcan Materials Co.	3,995,298	595,859
		6,187,112
Industrials 10.86%
ABB Ltd (ADR)[1]	11,441,040	337,625
Air Lease Corp., Class A	4,562,469	180,811
Boeing Company	700,000	135,933
Caterpillar Inc.	4,338,294	793,214
CSX Corp.	18,434,460	1,580,847
Cummins Inc.	415,411	97,381
Emerson Electric Co.	2,253,000	178,776
Equifax Inc.	1,910,806	338,423
HEICO Corp.	719,000	84,655
Honeywell International Inc.	10,858,190	2,121,365
Johnson Controls International PLC	1,300,330	64,782
L3Harris Technologies, Inc.	3,336,084	572,172
Lockheed Martin Corp.	5,404,862	1,739,393
Nidec Corp. (ADR)[1]	2,351,819	78,621
Norfolk Southern Corp.	3,467,114	820,388
Northrop Grumman Corp.	6,841,103	1,960,728
PACCAR Inc.	11,765,312	1,073,232
Parker-Hannifin Corp.	592,000	156,649
Raytheon Technologies Corp.	4,900,367	327,001
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
RELX PLC (ADR)	7,177,714	$178,151
Republic Services, Inc.	2,197,147	198,886
Trinity Industries, Inc.	1,814,112	50,450
Union Pacific Corp.	6,232,872	1,230,805
Waste Connections, Inc.	3,426,077	337,503
		14,637,791
Consumer discretionary 5.57%
Amazon.com, Inc.[2]	19,777	63,409
Chipotle Mexican Grill, Inc.[2]	221,467	327,771
Darden Restaurants, Inc.	5,479,123	640,455
Dollar General Corp.	1,204,583	234,424
Domino’s Pizza, Inc.	94,871	35,174
General Motors Company	31,841,532	1,613,729
Home Depot, Inc.	8,664,755	2,346,589
Marriott International, Inc., Class A	1,362,214	158,439
NIKE, Inc., Class B	1,061,513	141,808
Royal Caribbean Cruises Ltd.	1,066,305	69,310
Starbucks Corp.	863,730	83,618
TJX Companies, Inc.	1,049,133	67,186
Vail Resorts, Inc.	610,501	162,369
VF Corp.	10,018,397	770,114
Wynn Resorts, Ltd.[3]	6,444,546	641,426
YUM! Brands, Inc.	1,505,000	152,742
		7,508,563
Consumer staples 5.92%
Archer Daniels Midland Company	10,199,411	510,073
Church & Dwight Co., Inc.	3,316,565	280,018
Coca-Cola Company	5,001,839	240,839
Colgate-Palmolive Company	2,958,278	230,746
Conagra Brands, Inc.	21,346,083	738,574
Costco Wholesale Corp.	1,222,980	431,015
General Mills, Inc.	2,189,124	127,188
Hormel Foods Corp.	10,000,000	468,600
Keurig Dr Pepper Inc.	27,183,525	864,436
Kimberly-Clark Corp.	757,000	100,000
Kraft Heinz Company	5,916,477	198,261
Kroger Co.	558,000	19,251
Mondelez International, Inc.	13,690,725	759,014
Nestlé SA (ADR)	15,012,418	1,685,894
Procter & Gamble Company	2,236,608	286,755
Reckitt Benckiser Group PLC (ADR)[1]	25,353,881	438,369
Unilever PLC (ADR)	3,501,921	204,302
Walgreens Boots Alliance, Inc.	7,990,597	401,527
		7,984,862
Health care 17.77%
Abbott Laboratories	9,697,989	1,198,574
Anthem, Inc.	2,266,899	673,224
AstraZeneca PLC (ADR)	20,449,178	1,034,728
Baxter International Inc.	3,196,775	245,608
Cigna Corp.	4,065,048	882,319
CVS Health Corp.	27,359,798	1,960,329
Danaher Corp.	2,923,763	695,388
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Edwards Lifesciences Corp.[2]	1,324,247	$109,356
Eli Lilly and Company	6,233,225	1,296,324
Gilead Sciences, Inc.	22,007,376	1,443,684
GlaxoSmithKline PLC (ADR)	5,212,267	194,157
Humana Inc.	5,039,243	1,930,584
Johnson & Johnson	19,547,955	3,188,858
Medtronic PLC	1,100,000	122,463
Merck & Co., Inc.	6,360,681	490,218
Novartis AG (ADR)	438,674	39,687
Novo Nordisk A/S, Class B (ADR)	2,161,822	150,463
Pfizer Inc.	73,702,053	2,645,904
Roche Holding AG (ADR)	2,811,491	122,047
Thermo Fisher Scientific Inc.	1,525,035	777,310
UnitedHealth Group Inc.	12,933,586	4,314,386
Viatris Inc.[2]	9,394,679	159,616
Zimmer Biomet Holdings, Inc.	794,488	122,089
Zoetis Inc., Class A	995,828	153,606
		23,950,922
Financials 17.19%
Aon PLC, Class A	2,422,583	492,027
Bank of America Corp.	29,160,870	864,620
Bank of New York Mellon Corp.	946,707	37,707
Bank of Nova Scotia[1]	8,801,286	469,020
BlackRock, Inc.	3,906,455	2,739,441
Capital One Financial Corp.	9,276,603	967,179
Chubb Ltd.	9,791,550	1,426,335
Citigroup Inc.	16,195,000	939,148
Citizens Financial Group, Inc.	5,477,883	199,614
CME Group Inc., Class A	14,027,878	2,549,427
Discover Financial Services	7,663,993	640,250
Everest Re Group, Ltd.	372,043	78,531
Intercontinental Exchange, Inc.	8,866,201	978,385
JPMorgan Chase & Co.	20,247,002	2,605,182
KeyCorp	16,050,414	270,610
KKR & Co. Inc.	5,096,303	198,501
Marsh & McLennan Companies, Inc.	22,934,723	2,520,755
Moody’s Corp.	913,066	243,113
Nasdaq, Inc.	5,078,715	686,998
PNC Financial Services Group, Inc.	9,798,143	1,406,229
Regions Financial Corp.	15,615,000	265,611
S&P Global Inc.	1,797,331	569,754
State Street Corp.	751,543	52,608
Toronto-Dominion Bank	4,270,000	241,639
Travelers Companies, Inc.	5,075,126	691,740
Truist Financial Corp.	21,726,911	1,042,457
		23,176,881
Information technology 19.07%
Analog Devices, Inc.	357,264	52,636
Apple Inc.	8,978,664	1,184,825
Applied Materials, Inc.	4,008,283	387,521
ASML Holding NV (New York registered) (ADR)	2,528,996	1,350,889
Automatic Data Processing, Inc.	2,895,000	478,022
Broadcom Inc.	15,850,266	7,140,545
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
EPAM Systems, Inc.[2]	201,031	$69,241
Fidelity National Information Services, Inc.	6,599,690	814,798
Intel Corp.	44,237,321	2,455,614
Jack Henry & Associates, Inc.	316,751	45,862
KLA Corp.	2,746,333	769,166
Mastercard Inc., Class A	1,275,707	403,493
Micron Technology, Inc.[2]	42,509	3,327
Microsoft Corp.	33,300,557	7,724,396
Motorola Solutions, Inc.	599,327	100,417
NetApp, Inc.	4,579,908	304,289
Paychex, Inc.	3,004,845	262,383
SAP SE (ADR)	1,186,113	149,687
TE Connectivity Ltd.	5,089,086	612,726
Texas Instruments Inc.	1,126,064	186,578
Visa Inc., Class A	6,223,226	1,202,638
		25,699,053
Communication services 7.67%
Activision Blizzard, Inc.	1,242,398	113,058
Alphabet Inc., Class A2	353,873	646,653
Alphabet Inc., Class C2	490,968	901,290
Comcast Corp., Class A	113,395,355	5,621,008
Facebook, Inc., Class A2	3,985,400	1,029,548
Nexstar Media Group, Inc.	1,115,033	126,746
Verizon Communications Inc.	34,769,643	1,903,638
		10,341,941
Utilities 3.40%
American Electric Power Company, Inc.	2,697,781	218,278
CMS Energy Corp.	8,650,324	492,030
Dominion Energy, Inc.	1,997,650	145,609
DTE Energy Company	5,487,120	651,431
Edison International	2,539,084	147,673
Exelon Corp.	19,056,313	791,980
NextEra Energy, Inc.	2,890,400	233,747
Public Service Enterprise Group Inc.	6,171,578	348,262
Sempra Energy	6,854,519	848,315
Xcel Energy Inc.	11,031,245	705,889
		4,583,214
Real estate 1.46%
Alexandria Real Estate Equities, Inc. REIT	3,006,462	502,410
American Tower Corp. REIT	786,774	178,881
AvalonBay Communities, Inc. REIT	1,012,099	165,650
Digital Realty Trust, Inc. REIT	5,899,094	849,175
Extra Space Storage Inc. REIT	415,877	47,323
Mid-America Apartment Communities, Inc. REIT	1,725,503	229,060
		1,972,499
Total common stocks (cost: $84,442,239,000)		131,504,137
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Convertible stocks 1.04% Health care 0.25%	Shares	Value (000)
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023	2,970,405	$167,174
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	119,472	163,868
		331,042
Financials 0.06%
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	1,498,720	87,181
Information technology 0.32%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	289,991	425,924
Utilities 0.41%
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	1,608,107	76,739
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	772,444	38,120
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	1,604,420	158,356
DTE Energy Company, convertible preferred units, 6.25% 2022	1,724,004	79,959
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	3,870,000	206,813
		559,987
Total convertible stocks (cost: $1,219,479,000)		1,404,134
Short-term securities 1.12% Money market investments 1.12%
Capital Group Central Cash Fund 0.11%[3,4]	14,639,367	1,464,083
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,5]	11,916,746	11,917
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.01%[4,5]	10,000,000	10,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,5]	10,000,000	10,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[4,5]	8,200,000	8,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[4,5]	1,700,000	1,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.01%[4,5]	1,100,000	1,100
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[4,5]	600,000	600
Total short-term securities (cost: $1,507,307,000)		1,507,600
Total investment securities 99.71% (cost: $87,169,025,000)		134,415,871
Other assets less liabilities 0.29%		388,620
Net assets 100.00%		$134,804,491
Investments in affiliates3

	Value of affiliates at 5/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)
Common stocks 0.47%
Consumer discretionary 0.47%
Wynn Resorts, Ltd.	$589,863	$371,856	$372,169	$(234,218)	$286,094	$641,426	$—
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Investments in affiliates3  (continued)

	Value of affiliates at 5/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)
Short-term securities 1.09%
Money market investments 1.09%
Capital Group Central Cash Fund 0.11%[4]	$4,911,636	$5,741,665	$9,188,329	$77	$(966)	$1,464,083	$2,423
Total 1.56%				$(234,141)	$285,128	$2,105,509	$2,423
[1]	All or a portion of this security was on loan. The total value of all such securities was $382,540,000, which represented .28% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	Rate represents the seven-day yield at 1/31/2021.
[5]	Security purchased with cash collateral from securities on loan.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may
Washington Mutual Investors Fund — Page 6 of 7

unaudited
be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2021, all of the fund’s investments were classified as Level 1.
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-001-0321O-S78143	Washington Mutual Investors Fund — Page 7 of 7